Offerings - Offering: 1	Oct. 01, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock,par value $0.001 per share
Amount Registered | shares	6,903,755
Proposed Maximum Offering Price per Unit	1.45
Maximum Aggregate Offering Price	$ 10,010,444.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,383
Offering Note

(1)

 Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.

(2)

 Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the

 Securities Act, on the basis of the average of the high and low prices for a share of the Registrant’s common stock as reported on The Nasdaq Capital Market on September 30, 2025, which date is a date within five business days prior to the filing of this registration statement.

(3)	The Registrant will not receive any proceeds from the sale of its shares of common stock by the selling stockholder.

(4)	All of the shares of common stock are to be offered for resale by the selling stockholder named in the prospectus contained in this Registration Statement on Form S-1.